Accounts payable and accrued liabilities - (Narrative) (Details)	3 Months Ended	12 Months Ended
	May 31, 2022 CAD ($) Supplier	Feb. 28, 2022 CAD ($)
Payables And Accruals [Line Items]
Unearned Customer Deposits And Revenues | $	$ 1,287,163	$ 426,609
One Supplier [Member] | ALG-Health, LLC [Member]
Payables And Accruals [Line Items]
Number of supplier | Supplier	1
Percentage Of Accounts Payable	100.00%	100.00%